Intangible Assets - Summary of Changes in Intangible Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Assets of concession	R$ 166
Special obligations, write down		R$ 98
Wind power projects [member]
Disclosure of detailed information about intangible assets [line items]
Assets of concession	R$ 162
Parent [member] | Luz Para Todos Program [member]
Disclosure of detailed information about intangible assets [line items]
Special obligations, write down		R$ 98